Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Registrant Name	OUTERWALL INC
Entity Central Index Key	0000941604
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY